Fair Value Measurements	12 Months Ended
Dec. 31, 2025
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 8—Fair Value Measurements

The following tables present information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024, by level within the fair value hierarchy:

December 31, 2025

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public Warrants	$-	$8,214,700	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$7,500,120

December 31, 2024

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Bill(1)	$25,587,986	$-	$-
Liabilities:
Derivative warrant liabilities - Public Warrants	$-	$758,280	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$692,320
(1)	The cash balance within the Trust Account was $617 as of December 31, 2024.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in December 2022 when the Public Warrants were separately listed and traded. As of December 31, 2025 and 2024, the fair value measurement for Public Warrants was transferred to Level 2 measurement due to low trading volume. Level 1 assets include investments in money market funds or U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants and the Private Placement Warrants was initially measured using Black-Scholes option pricing model and Monte Carlo simulation method, respectively. Beginning in December 2022, the fair value of Public Warrants has been measured based on the listed market price of such Public Warrants. The estimated fair value of the Private Placement Warrants was determined using a Monte Carlo simulation method with Level 3 inputs as of December 31, 2025 and 2024. Inherent in a Black-Scholes option pricing model and a Monte Carlo simulation method are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates of December 31, 2025 and 2024:

	As of December 31, 2025	As of December 31, 2024
Exercise price	$11.50	$11.50
Stock price	$12.99	$10.66
Volatility	3.7%	3.3%
Risk-free rate	3.7%	4.3%
Expected terms (years)	5.17	5.25
Dividend yield	0.0%	0.0%

The changes in the Level 3 fair value of the derivative warrant liabilities for the years ended December 31, 2025 and 2024 are summarized as follows:

Balance as of December 31, 2023 - Level 3	$432,700
Change in fair value of derivative warrant liabilities - Private Warrants	259,620
Balance as of December 31, 2024 - Level 3	692,320
Change in fair value of derivative warrant liabilities - Private Warrants	6,807,800
Balance as of December 31, 2025 - Level 3	$7,500,120